INCOME TAX	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Income Tax
INCOME TAX

9.	INCOME TAX

Each of the entities included in the Group file income taxes according to the tax regulations in force in each country on an individual basis or under consolidation tax regulations.

The consolidated income tax has been calculated as an aggregation of income tax expenses of each individual company. In order to calculate the taxable income of the consolidated entities individually, the accounting profit is adjusted for permanent differences. At each consolidated income statement date, a current tax asset or liability is recorded, representing income taxes currently refundable or payable.

Income tax payable is the result of applying the applicable tax rate in force to each tax-paying entity, in accordance with the tax laws in force in the country in which the entity is registered.

Reconciliation of book net income/(loss) before taxes to taxable income

The reconciliation between book net income/(loss) before tax and the income tax benefit/(expense) from continuing operations as of June 30, 2022 is as follows:

	06/30/2022	06/30/2021
Current income tax expense	(956)	(222)
Deferred income tax expense relating to origination and reversal of temporary diferrences	(767)	-
Income tax expense recognised in statement of profit or loss	(1,723)	(222)

Deferred taxes

	06/30/2022	06/30/2021
Deferred tax asset	252	-
Deferred tax liability	1,019	-

The deferred tax asset generated as of June 30, 2022 due to the recognition of the long-term incentive plan impact as described in Note 12, and the deferred tax liability mainly due to the fluctuation of the exchange rates between the euro and the other currencies.

As shown in the table below, the Group has generated net losses which can offset against future profits; however, as of December 31, 2021, and June 30, 2022, the Group did not recognize these considering it is not expected that these will be utilized within the foreseeable future. There is no limit on time in either country to utilize these losses against future profits.

Entity	Previous	2019	2020	12/31/2021	06/30/2022	Total as of 06/30/2022
SEJO	-	-	-	9,355	3,566	12,921
Codere Online S.A.U. (Spain)	1,792	-	-	-	-	1,792
Codere Online Management Services LTD (Malta)	-	5,971	9,592	9,051	5,997	30,611
Codere Online U.S. Corp.	-	-	-	-	6,543	6,543
LIFO AenP (Mexico)	-	-	-	343	11,561	11,904
Codere Online Luxembourg, S.A.	-	-	-	2,274	-	2,274
Codere Online Colombia SAS	-	-	-	-	4,111	4,111
Codere Online Panama S.A.	-	-	-	-	505	505

It is important to mention that the Group belonged to a tax consolidation group in Spain in the first three quarters of the year 2021. In the last quarter of the year, the Group has ceased to belong to the tax consolidation group and has already made all the tax payments.

12.	INCOME TAX MATTERS

Each of the entities included in the Group file income taxes according to the tax regulations in force in each country on an individual basis or under consolidation tax regulations.

The consolidated income tax has been calculated as an aggregation of income tax expenses of each individual company. In order to calculate the taxable income of the consolidated entities individually, the accounting profit is adjusted for permanent differences. At each consolidated income statement date, a current tax asset or liability is recorded, representing income taxes currently refundable or payable.

Income tax payable is the result of applying the applicable tax rate in force to each tax-paying entity, in accordance with the tax laws in force in the country in which the entity is registered.

Reconciliation of book net income/(loss) before taxes to taxable income

The reconciliation between book net income/(loss) before tax and the income tax benefit/(expense) from continuing operations for the fiscal years ended December 31, 2021 and 2020 is as follows:

	2021	2020	2019
Accounting net loss before tax	(67,047)	(14,769)	(16,146)
At Codere Online statutory income tax rate *	11,398	3,692	4,037
Tax effect unrecognized tax losses and permanent differences	(17,705)	(5,395)	(7,409)
Utilisation of previously unrecognised tax losses	(1,000)	-	-
Effect of different rates in different jurisdictions	6,341	3,095	2,987
Adjustment of prior year taxes	-	118	437
Income tax benefit/(expense)	(966)	(1,510)	53
Effective tax rate	1%	10.22%	0.33%
Of which -
Current tax expense	(966)	(1,510)	53
Deferred tax benefit/(expense)	-	-	-
Total income tax benefit/(expense)	(966)	(1,510)	53

*	The tax rate for the year 2021 was 17% due to Codere Online Luxembourg, S.A. became to the holding company of the Group. The tax rate for the year 2020 and 2019 was 25%.

As shown in the table below, the Group has generated net losses which can offset against future profits; however, as of December 31, 2021 and 2020, the Group did not recognize these considering it is not expected that these will be utilized within the foreseeable future. There is no limit on time in either country to utilize these losses against future profits.

Entity	Previous	2019	2020	2021	Total as of 12/31/2021
SEJO	-	-	-	9,355	9,355
Codere Online S.A.U. (Spain)	4,181	785	-	-	4,966
Codere Online Management Services LTD (Malta)	-	5,971	9,592	9,051	24,614
LIFO AenP (Mexico)				343	343
Codere Online Luxembourg, S.A.	-	-	-	5,400	5,400

Entity	Previous	2018	2019	2020	Total as of 12/31/2020
Codere Online S.A.U. (Spain)	2,643	2,538	785	-	5,966
Codere Online Management Services LTD (Malta)	-	-	5,971	9,592	15,563

It is important to mention that the Group belonged to a tax consolidation group in Spain in the first three quarters of the year 2021. In the last quarter of the year, the Group has ceased to belong to the tax consolidation group and has already made all the tax payments.